OPERATING LEASES (Tables)	12 Months Ended
Dec. 31, 2022
Lessee Disclosure [Abstract]
Schedule of supplemental balance sheet information related to operating leases

On adoption of topic ASC 842 “Leases”, supplemental balance sheet information as of December 31, 2022 related to operating leases is shown below:

As of December 31,
2022
Reported as:
Assets:
Operating lease right-of-use assets	$1,384
Liabilities:
Accrued expenses and other current liabilities	$796
Operating lease liabilities, non-current	1,620
Total operating lease liabilities	$2,416

Schedule of supplemental cash flow information related to operating leases

Supplemental cash flow information as of December 31, 2022 related to operating leases are as follows:

Year Ended
December 31, 2022
Cash paid within operating cash flows	$1,178
Operating lease right-of-use assets recognized in exchange for new operating lease obligations	3,313

Schedule of future minimum lease payments under non-cancelable operating leases

As of December 31, 2022, the future minimum lease payments under non-cancelable operating leases are as follows:

As of December 31,
2022
2023	1,026
2024	689
2025	384
2026	281
2027	210
Thereafter	540
Total operating lease payments	3,130
Less: Imputed interest	(714)
Total operating lease liabilities	$2,416